SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reclassification of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies Schedule Of Reclassification Of Accumulated Other Comprehensive Loss Details
Beginning Balance	$ (248)	$ (2,950)
Other comprehensive income before reclassifications	690
Amounts reclassified from accumulated other comprehensive income	(831)
Net current period other comprehensive loss	(141)	2,702	$ (2,687)
Total accumulated other comprehensive loss	$ (389)	$ (248)	$ (2,950)